Litman Gregory Masters International Fund
Litman Gregory Masters International Fund
Investment Objective
The Litman Gregory Masters International Fund (the “International Fund”) seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Fees and Expenses of the International Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Litman Gregory Masters International Fund	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	2.00%	2.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Litman Gregory Masters International Fund		Institutional Class	Investor Class
Management Fees		1.07%	1.07%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.23%	0.23%
Total Annual Fund Operating Expenses		1.30%	1.55%
Fee Waiver and/or Expense Reimbursement		(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.15%	1.40%
[1]	Litman Gregory Fund Advisors, LLC ("Litman Gregory"), the advisor to the International Fund, has contractually agreed to waive a portion of its advisory fees so that after paying all of the sub-advisory fees, the net advisory fee as a percentage of the International Fund's daily net assets retained by Litman Gregory is 0.40% on the first $1 billion of the International Fund's assets and 0.30% on assets over $1 billion through April 30, 2014. This agreement may be terminated at any time by the Board of Trustees of the Litman Gregory Funds Trust (the "Trust") upon sixty (60) days' written notice to Litman Gregory, and Litman Gregory may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement's annual expiration date. Litman Gregory has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.

Example
This example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the International Fund's operating expenses remain the same (taking into account the contractual expense waiver only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Litman Gregory Masters International Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	117	397	699	1,555
Investor Class	143	475	831	1,833

Portfolio Turnover
The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the International Fund are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Fund’s performance.  During the most recent fiscal year, the International Fund’s portfolio turnover rate was 107.28% of the average value of its portfolio.

Principal Strategies
Litman Gregory, the advisor to the International Fund, believes that it is possible to identify international investment managers who, over a market cycle, will deliver superior returns relative to their peers.  Litman Gregory also believes that most stock pickers have a few select stocks in which they have a high degree of confidence.  In the case of certain skilled stock pickers, Litman Gregory believes that a portfolio of their “highest confidence” stocks will outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the International Fund’s strategy is to engage a number of proven managers as sub-advisors (each a “manager” or “sub-advisor”), with each manager investing in the securities of companies that it believes have strong appreciation potential.  Under normal conditions, each sub-advisor manages a portion of the International Fund’s assets by independently managing a portfolio typically composed of between 8 and 15 stocks.  Under normal market conditions, the International Fund will invest at least 80% of its net assets in the securities of companies organized or located outside of the United States, including large-, mid-, and small-cap companies and companies located in emerging markets.  Each sub-advisor uses its own discretion to invest in any sized company it deems appropriate.  The managers have limited flexibility to invest in the securities of U.S. companies. By executing this strategy, the International Fund seeks to:

●	combine the efforts of several experienced, world-class international managers;

●	access the favorite stock-picking ideas of each manager at any point in time;

●
deliver a portfolio that is prudently diversified in terms of stocks (typically 60 to 105) and industries while still allowing each manager to run portfolio segments focused on only his favorite stocks; and

●	further diversify across different sized companies, countries, and stock-picking styles by including managers with a variety of stock-picking disciplines.

Generally, a security may be sold: (1) if the manager believes the security’s market price exceeds the manager’s estimate of intrinsic value; (2) if the manager’s view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found; (4) if general market conditions trigger a change in the manager’s assessment criteria; or (5) for other portfolio management reasons.  The International Fund’s managers may trade its portfolio frequently.

Principal Risks
Investment in stocks exposes shareholders of the International Fund to the risk of losing money if the value of the stocks held by the International Fund declines during the period an investor owns shares in the International Fund.  The following risks could affect the value of your investment:

●
Market Risk. As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in the International Fund.  The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the International Fund.

●
Foreign Company and Emerging Markets Risk.  The International Fund will normally be invested in securities of companies based outside of the United States.  Foreign securities involve additional risks, including those related to currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.  These risks are greater in emerging markets.

●
Emerging Markets Risk.  The International Fund may invest a portion of its assets in emerging market countries.  Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets.  Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

●
Smaller Companies Risk.  The International Fund may invest a portion of its assets in the securities of small- and mid-sized companies.  Securities of small- and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies.  This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

●
Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the International Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the International Fund’s shareholders.

●
Multi-Style Management Risk.  Because portions of the International Fund's assets are managed by different portfolio managers using different styles, the International Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

Performance
The following performance information provides some indication of the risks of investing in the International Fund.  The bar chart shows changes in the performance of the International Fund’s Institutional Class shares from year to year.  The table below shows how the International Fund’s average annual total returns of the Institutional Class and Investor Class for the 1-, 5- and 10-year periods compare to those of a broad-based market index and a secondary index.  Past performance, before and after taxes, does not necessarily indicate how the International Fund will perform in the future.  Updated performance information is available on the International Fund’s website at www.mastersfunds.com.

Litman Gregory Masters International Fund - Institutional Class Calendar Year Total Returns

During the periods shown above, the highest and lowest quarterly returns earned by the International Fund were:

Highest: 26.71% Quarter ended June 30, 2009

Lowest: -24.94% Quarter ended December 31, 2008

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns Litman Gregory Masters International Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class	Institutional Class Return Before Taxes	19.96%	(2.54%)	9.94%
Investor Class	Investor Class Return Before Taxes	19.64%	(2.79%)	9.66%
After Taxes on Distributions Institutional Class	Institutional Class Return After Taxes on Distributions	19.76%	(2.91%)	8.72%
After Taxes on Distributions and Sale of Fund Shares Institutional Class	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.97%	(2.31%)	8.51%
S&P Global (ex U.S.) Large MidCap Index (reflects no deduction for fees, expenses or taxes)	S&P Global (ex U.S.) Large MidCap Index (reflects no deduction for fees, expenses or taxes)	17.24%	(2.24%)	10.27%
Lipper International Large-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)	Lipper International Large-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)	18.75%	(3.93%)	7.38%

The International Fund’s Investor Class commenced operations on April 30, 2009.  Performance shown prior to the inception of the Investor Class reflects the performance of the Institutional Class, adjusted to reflect expenses applicable to Investor Class shares.

The International Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own shares of the International Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment.  After-tax returns are shown for only the International Fund’s Institutional Class, and after-tax returns for the International Fund’s Investor Class will vary.  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the International Fund by an investor, a tax deduction is provided, which benefits the investor.